Income Tax (Details) - 6 months ended Jun. 30, 2026 ¥ in Millions, $ in Millions	CNY (¥)	HKD ($)
Income Tax [Line Items]
Applicable tax rate value (in Dollars) | $		$ 2
Assessable profits rate percentage	8.25%	8.25%
Assessable profits value (in Dollars) | $		$ 2
Benefiting from reduction in applicable income tax rate	10.00%	10.00%
Hong Kong [Member]
Income Tax [Line Items]
Tax percentage	16.50%	16.50%
Withholding tax percentage	5.00%	5.00%
Singapore [Member]
Income Tax [Line Items]
Statutory corporate income tax rate	17.00%	17.00%
UNITED STATES
Income Tax [Line Items]
Statutory corporate income tax rate	21.00%	21.00%
Net income percentage	7.25%	7.25%
Percentage of capital base	0.1875%	0.1875%
Minimum taxable income percentage	1.50%	1.50%
PRC [Member]
Income Tax [Line Items]
Statutory corporate income tax rate	25.00%	25.00%
EIT rate	25.00%	25.00%
Annual tax amount | ¥	¥ 1
Tax percent	25.00%	25.00%
Preferential enterprise income tax rate	15.00%	15.00%
Withholding tax percentage	10.00%	10.00%
PRC [Member] | Small and low-profit enterprises [Member]
Income Tax [Line Items]
Tax percent	20.00%	20.00%
Maximum [Member] | PRC [Member]
Income Tax [Line Items]
Annual tax amount | ¥	¥ 3
New York State Division of Taxation and Finance [Member] | UNITED STATES
Income Tax [Line Items]
Franchise tax rate	7.25%	7.25%